Share Based Compensation - Share Holding Platform (Details)		1 Months Ended				12 Months Ended
	Mar. 28, 2017 CNY (¥) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 CNY (¥) shares	Jun. 30, 2016 entity	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 28, 2016 shares
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity					4
Ordinary Share Units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥								¥ 3,316,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares												$ 12.88
Share Holding Platform | Common Stock [Member]
Share-based compensation
Shares issued to related party | shares													16,000,000
Granted (in shares) | shares	789,150	786,871	635,767	785,097
Number of ordinary shares under Incentive Platform
Granted (in shares) | shares	789,150	786,871	635,767	785,097
Share Holding Platform | Common Stock [Member] | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥							¥ 135,778,000	¥ 139,308,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										$ 21.87	$ 32.83	$ 25.32
Share Holding Platform | Common Stock [Member] | Class A ordinary shares
Share-based compensation
Cash subscription payment | ¥		¥ 0	¥ 0	¥ 0
Share Holding Platform | Ordinary Share Units
Share-based compensation
Ratio or ordinary share units to ordinary share													5
Granted (in shares) | shares	3,945,750	3,934,355	3,178,835	3,925,485
Number of ordinary shares under Incentive Platform
Granted (in shares) | shares	3,945,750	3,934,355	3,178,835	3,925,485
Share Holding Platform | Ordinary Share Units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥						¥ 109,614,000			¥ 23,303,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										$ 12.88
Share Holding Platform | Ordinary Share Units | Noncash shares granted
Share-based compensation
Cash subscription payment | ¥	¥ 0
Vesting period	3 years